Convertible Redeemable Preferred Stock And Stockholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2019	Sep. 30, 2015	Jun. 30, 2021	Dec. 31, 2015	Nov. 30, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Temporary equity par or stated value per share							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity stock issued during the period shares							0
Percentage of equity holding transferred which triggers redemption of temporary equity							50.00%	50.00%
Stock shares issued during the period for services value							$ 2,903
Founder [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Shares issued price per share		$ 0.0025
Stock issued during period shares new issues		4,000,000.0
Common stock shares subject to repurchase				3,000,000.0
Number of days after which the repurchase period shall commence				120 days
Percentage of shares subject to restriction per month				2.08%
Duke [Member] | Amended Option Agreement [Member] | Research And Development Services [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Stock issued during period shares for services							299,946
Stock shares issued during the period for services value			$ 737			$ 2,381	$ 2,900
Condition For Conversion Of Temporary Equity Into Permanent Equity [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Shares issued price per share							$ 8.36355	$ 8.36355
Additional Patents [Member] | University Of Maryland [Member] | Option Agreement [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Stock issued during the period purchase of assets	31,765
Additional Patents [Member] | University Of Maryland [Member] | Amended Option Agreement [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Stock issued during period value purchase of assets	$ 52
Forecast [Member] | Prospective Qualified Offering [Member] | Condition For Conversion Of Temporary Equity Into Permanent Equity [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Proceeds from issuance of common stock							$ 50,000	$ 50,000
Series A Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Temporary equity par or stated value per share											$ 1.00
Temporary equity stock issued during the period shares											2,000,000
Proceeds from redeemable convertible preferred stock net of issuance costs											$ 1,900
Adjustment to additional paid in capital stock issuance costs											$ 75
Temporary equity liquidation preference per share							$ 5.5757
Temporary equity conversion price per share							$ 1.00	$ 1.00
Percentage of temporary equity holdings by investors to approve conversion into permanent equity							60.00%	60.00%
Temporary equity dividend per share							$ 0.08	$ 0.08
Series B Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Temporary equity par or stated value per share								$ 2.10		$ 2.10
Temporary equity stock issued during the period shares								28,571		6,794,278
Proceeds from redeemable convertible preferred stock net of issuance costs								$ 60		$ 14,200
Adjustment to additional paid in capital stock issuance costs								$ 0		$ 99
Temporary equity liquidation preference per share							2.10
Temporary equity conversion price per share							$ 2.10	$ 2.10
Percentage of temporary equity holdings by investors to approve conversion into permanent equity							60.00%	60.00%
Temporary equity dividend per share							$ 0.168	$ 0.168
Number of additional shares of temporary authorized which is eligible to be issued								1,100,000
Temporary equity additional shares issued								29,000
Temporary equity deemed dividends								$ 9
Series B Redeemable Convertible Preferred Stock [Member] | Technical Milestone [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Temporary equity par or stated value per share									$ 2.10
Temporary equity stock issued during the period shares									2,930,949
Proceeds from redeemable convertible preferred stock net of issuance costs									$ 6,100
Adjustment to additional paid in capital stock issuance costs									22
Fair value of contingent forward contract liability									$ 679
Series B-1 Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Temporary equity par or stated value per share					$ 5.5757
Temporary equity stock issued during the period shares					11,166,941
Proceeds from redeemable convertible preferred stock net of issuance costs					$ 61,900
Adjustment to additional paid in capital stock issuance costs					$ 396
Temporary equity liquidation preference per share							1.00
Temporary equity conversion price per share							$ 5.58	$ 5.58
Percentage of temporary equity holdings by investors to approve conversion into permanent equity							60.00%	60.00%
Temporary equity dividend per share							$ 0.4461	$ 0.4461